Operating segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Segment information [Abstract]
Exploration expenditure - non core	$ (31)	$ (43)
Reportable segment profit/(loss)	(31)	(43)
Other expenses	(3,624)	(6,290)
Net financing (expense)/income	908	522
Loss before income tax expense	(2,716)	(5,768)
Total	(2,747)	(5,811)
Segment assets [Abstract]
Exploration assets	172,185		$ 152,226
Other assets	29,507		54,093
Total assets	201,692		206,319
Segment liabilities [Abstract]
Payables	5,001		8,474
Provisions	337		368
Total current liabilities	5,338		8,842
Payables	60		78
Total non-current liabilities	60		78
Total liabilities	5,398		8,920
Net assets	196,294		197,399
Operating Segments [Member] | North America [Member]
Segment information [Abstract]
Exploration expenditure - non core	(31)	(43)
Reportable segment profit/(loss)	(31)	(43)
Other expenses	(2,065)	(3,375)
Net financing (expense)/income	5	126
Loss before income tax expense	(2,060)	(3,249)
Total	(2,091)	(3,292)
Segment assets [Abstract]
Exploration assets	172,185		152,226
Other assets	7,626		5,258
Total assets	179,811		157,484
Segment liabilities [Abstract]
Payables	4,681		7,547
Provisions	100		167
Total current liabilities	4,781		7,714
Payables	60		77
Total non-current liabilities	60		77
Total liabilities	4,841		7,791
Net assets	174,970		149,693
Operating Segments [Member] | Australia [Member]
Segment information [Abstract]
Exploration expenditure - non core	0	0
Reportable segment profit/(loss)	0	0
Other expenses	(1,439)	(2,915)
Net financing (expense)/income	783	396
Loss before income tax expense	(656)	(2,519)
Total	(656)	$ (2,519)
Segment assets [Abstract]
Exploration assets	0		0
Other assets	21,881		48,835
Total assets	21,881		48,835
Segment liabilities [Abstract]
Payables	320		927
Provisions	237		201
Total current liabilities	557		1,128
Payables	0		0
Total non-current liabilities	0		0
Total liabilities	557		1,128
Net assets	$ 21,324		$ 47,707